CONVERTIBLE DEBT (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 15, 2016 USD ($)	Oct. 31, 2016 USD ($) $ / shares	Oct. 31, 2013 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Convertible Debts [Line Items]
Payments of Debt Issuance Costs				$ 8,580
Derivative Liability, Noncurrent				7,205
Derivative, Gain (Loss) on Derivative, Net				$ (1,157)
Convertible Senior Notes due October 15, 2018 [Member]
Convertible Debts [Line Items]
Convertible debts issued			$ 172,500
Convertible debts, interest rate			4.00%
Debt Instrument, Repurchase Amount	$ 172,500
Redemption at option of holders [Abstract]
Percentage of redemption price to principal amount	100.00%
Redemption at option of the company [Abstract]
Redemption period, start date			Oct. 20, 2016
Conversion [Abstract]
Convertible debts, beneficial conversion feature			$ 0
Net proceeds received from the issuance of the Notes			166,395
Frequency of periodic payments				semi-annually
Convertible debts, issuance costs			$ 6,834
Convertible Senior Notes due October 15, 2018 [Member] | ADS [Member]
Convertible Debts [Line Items]
Initial conversion rate			39.0472
Initial conversion ratio, basis amount			$ 1,000
Initial conversion price (in US dollar per ADS) | $ / shares			$ 25.61
Convertible Senior Notes due On October 2018 [Member] | Zhongzhi Hi-Tech Overseas Investment Ltd. [Member]
Convertible Debts [Line Items]
Convertible debts issued		$ 220,000
Convertible debts, interest rate		8.00%
Initial conversion rate		166.6667
Initial conversion ratio, basis amount		$ 1,000
Initial conversion price (in US dollar per ADS) | $ / shares		$ 6.00
Payments of Debt Issuance Costs		$ 8,580
Derivative Liability, Noncurrent		6,048		$ 7,205
Derivative, Gain (Loss) on Derivative, Net				1,157
Long-term Debt		205,372		207,040
Unamortized Debt Issuance Expense				$ 14,628
Conversion [Abstract]
Net proceeds received from the issuance of the Notes		$ 220,000
Debt Instrument, Convertible, Remaining Discount Amortization Period				2 years
Deferred Compensation Arrangement with Individual, Description		On the issuance date of the 2018 Notes and December 31, 2016, the probability of the Companys price per ADS at any day before October 3, 2018 being above US$6 is45.02% and 34.5%, respectively. Since the profit sharing will only occur if the transaction price per ADS is above Benchmark Price, which is US$6.9, the probability will be even lower than 45.02% and 34.5%.
Convertible Senior Notes due On October 2018 [Member] | Maximum [Member] | Zhongzhi Hi-Tech Overseas Investment Ltd. [Member]
Convertible Debts [Line Items]
Debt Instrument Additional Interest Rate		2.50%
Convertible Senior Notes due On October 2018 [Member] | Minimum [Member] | Zhongzhi Hi-Tech Overseas Investment Ltd. [Member]
Convertible Debts [Line Items]
Debt Instrument Additional Interest Rate		2.00%
Convertible Senior Notes due On October 2018 [Member] | ADS [Member]
Convertible Debts [Line Items]
Initial conversion price (in US dollar per ADS) | $ / shares		$ 6.00
Redemption at option of the company [Abstract]
Minimum percentage of share price to conversion price when issuer may redeem debts		45.02%		34.50%
Convertible Senior Notes due On October 2018 [Member] | ADS [Member] | Zhongzhi Hi-Tech Overseas Investment Ltd. [Member]
Conversion [Abstract]
Benchmark Share Price | $ / shares		$ 6.90